Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 1,651.8
Ending balance	1,673.8	$ 1,651.8
Gross
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,829.8	1,799.2
Acquisitions	31.4	90.1
Impact of foreign exchange	(9.4)	(59.5)
Ending balance	1,851.8	1,829.8
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	(178.0)
Ending balance	$ (178.0)	$ (178.0)